Risk Management (Details 16) - Market Risk [Member] - USD [Member] - CLP ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Consolidated [Member] | Top of range [Member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	$ 15,780	$ 5,230
Consolidated [Member] | Bottom of Range [Member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	1,330	1,210
Consolidated [Member] | Weighted Average [Member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	3,060	2,010
Foreign Currency Investments [Member] | Top of range [Member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	6,050	4,290
Foreign Currency Investments [Member] | Bottom of Range [Member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	100	90
Foreign Currency Investments [Member] | Weighted Average [Member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	1,600	1,140
Variable-Income Investments [Member] | Top of range [Member]
Disclosure of detailed information about financial instruments [line items]
Value at risk		10
Variable-Income Investments [Member] | Bottom of Range [Member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	10	0
Variable-Income Investments [Member] | Weighted Average [Member]
Disclosure of detailed information about financial instruments [line items]
Value at risk		0
Fixed-Income Investments [Member] | Top of range [Member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	9,770	2,540
Fixed-Income Investments [Member] | Bottom of Range [Member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	1,180	1,190
Fixed-Income Investments [Member] | Weighted Average [Member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	$ 2,330	$ 1,710